Performance Management	May 01, 2026
Royce International Premier Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI ex USA IMI Index, a broad-based measure of international equity market performance, and the MSCI ACWI ex USA Small Cap Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests. The Investment Class commenced operations on January 22, 2014, and the Institutional Class commenced operations on May 2, 2018. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI ex USA IMI Index, a broad-based measure of international equity market performance, and the MSCI ACWI ex USA Small Cap Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Service Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.81% (quarter ended 3/31/20).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	9.37	-3.44	4.64
Return After Taxes on Distributions	9.16	-4.11	4.18
Return After Taxes on Distributions and Sale of Fund Shares	5.69	-2.57	3.66
Investment Class
Return Before Taxes	9.69	-3.19	4.90
Institutional Class
Return Before Taxes	9.88	-3.04	4.96
MSCI ACWI ex USA IMI Index
(Reflects no deductions for fees, expenses, or taxes)	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index
(Reflects no deductions for fees, expenses, or taxes)	29.26	6.91	8.13

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Micro-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell Microcap Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell Microcap Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 36.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.76% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	36.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(31.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Investment Class
Return Before Taxes	13.33	9.24	10.43
Return After Taxes on Distributions	9.92	6.32	7.92
Return After Taxes on Distributions and Sale of Fund Shares	10.47	6.92	7.98
Service Class
Return Before Taxes	13.08	8.95	10.22
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell Microcap Index
(Reflects no deductions for fees, expenses, or taxes)	22.98	7.32	9.58
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www. royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Premier Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 25.31% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.80% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	25.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(27.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Investment Class
Return Before Taxes	5.63	5.56	10.34
Return After Taxes on Distributions	3.00	2.97	7.14
Return After Taxes on Distributions and Sale of Fund Shares	5.32	4.16	7.81
Service Class
Return Before Taxes	5.30	5.26	9.99
Institutional Class
Return Before Taxes	5.59	5.63	10.41
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 27.14% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.30% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	27.14%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(30.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Investment Class
Return Before Taxes	8.95	8.38	11.11
Return After Taxes on Distributions	7.38	5.92	8.47
Return After Taxes on Distributions and Sale of Fund Shares	6.50	6.27	8.49
Service Class
Return Before Taxes	8.62	8.05	10.75
Institutional Class
Return Before Taxes	9.00	8.45	11.19
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www. royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 38.95% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.14% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	38.95%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(37.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Investment Class
Return Before Taxes	11.86	9.87	12.64
Return After Taxes on Distributions	9.61	7.38	10.54
Return After Taxes on Distributions and Sale of Fund Shares	8.75	7.37	9.95
Service Class
Return Before Taxes	11.58	9.57	12.35
Institutional Class
Return Before Taxes	11.92	9.96	12.76
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment

Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)+ Years Returns 2016 32.2% 2017 7.9% 2018 -9.9% 2019 12.6% 2020 7.4% 2021 22.5% 2022 -6.3% 2023 12.8% 2024 3.0% 2025 3.3%
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a calendar quarter was 19.38% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.62% (quarter ended 3/31/20).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	19.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Investment Class
Return Before Taxes	3.34	6.63	7.93
Return After Taxes on Distributions	0.71	3.74	5.42
Return After Taxes on Distributions and Sale of Fund Shares	3.97	4.96	6.04
Service Class
Return Before Taxes	3.13	6.36	7.68
Institutional Class
Return Before Taxes	3.41	6.73	8.01
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 25.25% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.27% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	25.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Investment Class
Return Before Taxes	2.43	8.82	9.37
Return After Taxes on Distributions	-0.30	5.02	5.72
Return After Taxes on Distributions and Sale of Fund Shares	3.44	6.24	6.75
Service Class
Return Before Taxes	2.13	8.53	9.07
Institutional Class
Return Before Taxes	2.54	8.93	9.49
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Service Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 26.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -39.52% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	26.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(39.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	6.68	9.88	7.68
Return After Taxes on Distributions	4.42	8.13	6.11
Return After Taxes on Distributions and Sale of
Fund Shares	5.69	7.69	5.94
Investment Class
Return Before Taxes	7.03	10.16	7.94
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Smaller-Companies Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Growth Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Growth Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Service Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a calendar quarter was 33.99% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.78% (quarter ended 3/31/20).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	33.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841- 1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	19.34	4.39	10.22
Return After Taxes on Distributions	14.67	1.62	6.80
Return After Taxes on Distributions and Sale of
Fund Shares	13.76	2.82	7.28
Investment Class
Return Before Taxes	19.94	4.71	10.54
Institutional Class
Return Before Taxes	19.80	4.72	10.57
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Growth Index
(Reflects no deductions for fees, expenses, or taxes)	13.01	3.18	9.57
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841- 1180
Royce SMid-Cap Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2500 Index and Russell 2500 Value Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2500 Index and Russell 2500 Value Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Investment Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a calendar quarter was 21.83% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -30.72% (quarter ended 3/31/20).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]
	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	4.00	9.67	9.81
Return After Taxes on Distributions	-13.12	3.67	5.39
Return After Taxes on Distributions and Sale of Fund Shares	12.38	7.11	7.27
Investment Class
Return Before Taxes	4.17	9.94	10.09
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2500 Index
(Reflects no deductions for fees, expenses, or taxes)	11.91	7.26	10.40
Russell 2500 Value Index*
(Reflects no deductions for fees, expenses, or taxes) *	12.73	10.02	9.72

*	As of May 1, 2025, the Russell 2500 Value Index replaced the Russell 2000 Index as a securities market index for performance comparison purposes because the Russell 2500 Value Index better reflects the particular market segment in which the Fund primarily invests than the Russell 2000 Index.

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total

Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell Microcap Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.

Performance Past Does Not Indicate Future [Text]	The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell Microcap Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Consultant Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 36.49% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.95% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	36.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(31.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

	1 YEAR	5 YEAR	10 YEAR
Consultant Class
Return Before Taxes	12.18	8.08	9.23
Return After Taxes on Distributions	8.81	5.18	6.70
Return After Taxes on Distributions and Sale of Fund Shares	9.77	6.02	6.99
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell Microcap Index
(Reflects no deductions for fees, expenses, or taxes)	22.98	7.32	9.58
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Premier Fund - Consultant Class | Royce Premier Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Calendar Year Total Returns chart shows performance year-by-year over the last ten years.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Consultant Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 24.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.95% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	24.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(27.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)

	1 YEAR	5 YEAR	10 YEAR
Consultant Class
Return Before Taxes	4.53	4.43	9.13
Return After Taxes on Distributions	1.93	1.87	5.95
Return After Taxes on Distributions and Sale of Fund Shares	4.64	3.31	6.85
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Consultant Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 26.86% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.52% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	26.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)

	1 YEAR	5 YEAR	10 YEAR
Consultant Class
Return Before Taxes	7.94	7.31	10.00
Return After Taxes on Distributions	6.50	4.95	7.44
Return After Taxes on Distributions and Sale of Fund Shares	5.80	5.46	7.60
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Consultant Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 38.57% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.36% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	38.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(37.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

	1 YEAR	5 YEAR	10 YEAR
Consultant Class
Return Before Taxes	10.79	8.72	11.43
Return After Taxes on Distributions	8.56	6.28	9.33
Return After Taxes on Distributions and Sale of Fund Shares	8.10	6.48	8.91
R Class
Return Before Taxes	11.21	9.17	11.94
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Calendar Year Total Returns chart shows performance year-by-year over the last ten years.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Consultant Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a calendar quarter was 19.06% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.80% (quarter ended 3/31/20).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	19.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)

	1 YEAR	5 YEAR	10 YEAR
Consultant Class
Return Before Taxes	2.29	5.49	6.78
Return After Taxes on Distributions	-0.14	2.88	4.51
Return After Taxes on Distributions and Sale of Fund Shares	3.20	4.13	5.18
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Consultant Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 24.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.47% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	24.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)

	1 YEAR	5 YEAR	10 YEAR
Consultant Class
Return Before Taxes	1.52	7.75	8.30
Return After Taxes on Distributions	-0.95	4.43	5.08
Return After Taxes on Distributions and Sale of Fund Shares	2.72	5.58	6.05
R Class
Return Before Taxes	1.80	8.11	8.67
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Premier Fund - A Class | Royce Premier Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2025, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests. (Service Class shown again for illustrative purposes.)

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Calendar Year Total Returns chart shows performance year-by-year over the last ten years.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests. (Service Class shown again for illustrative purposes.)
Bar Chart [Heading]	Calendar Year Total Returns Service Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 25.04% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.83% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	25.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(27.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)
	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	5.30	5.26	9.99
Return After Taxes on Distributions	2.67	2.68	6.83
Return After Taxes on Distributions and Sale of Fund Shares	5.12	3.93	7.55
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2025, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests. (Service Class shown again for illustrative purposes.)

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Index, an index that reflects the performance of the particular market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Total Returns Service Class (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a calendar quarter was 27.10% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.36% (quarter ended 3/31/20).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	27.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(30.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative	The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.
Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)

	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	8.62	8.05	10.75
Return After Taxes on Distributions	7.13	5.64	8.18
Return After Taxes on Distributions and Sale of Fund Shares	6.24	6.02	8.21
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2025, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. (Service Class shown again for illustrative purposes.)

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 3000 Index, a broad-based measure of U.S. equity market performance, and the Russell 2000 Value Index and the Russell 2000 Index, indexes that reflect the performance of the particular market segment in which the Fund primarily invests. (Service Class shown again for illustrative purposes.)
Bar Chart [Heading]	Calendar Year Total Returns Service Class (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a calendar quarter was 19.41% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.61% (quarter ended 3/31/20).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	19.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns As of 12/31/25 (%)
Performance Table Narrative

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling SS&C GIDS Shareholder Services at (800) 841-1180.

Performance Table Uses Highest Federal Rate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance [Table]

Average Annual Total Returns
As of 12/31/25 (%)

	1 YEAR	5 YEAR	10 YEAR
Service Class
Return Before Taxes	3.13	6.36	7.68
Return After Taxes on Distributions	0.58	3.56	5.24
Return After Taxes on Distributions and Sale of Fund Shares	3.78	4.77	5.86
Russell 3000 Index
(Reflects no deductions for fees, expenses, or taxes)	17.15	13.15	14.29
Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	12.59	8.88	9.27
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	12.81	6.09	9.62

Performance Availability Website Address [Text]	www.royceinvest.com
Performance Availability Phone [Text]	(800) 841-1180